Revenue from contracts with customers - Receivables, Contract Assets and Contract Liabilities (Details) - USD ($) $ in Millions	Sep. 30, 2022	Feb. 23, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Accounts receivable, net	$ 143	$ 201	$ 158	$ 110
Current contract liabilities (deferred revenues)	(9)		(25)	(18)
Non-current contract liabilities (deferred revenues)	$ (7)		$ (10)	$ (13)